PROPERTY AND EQUIPMENT, NET - Components of Property and Equipment, Net (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Property and Equipment, Net
Cost	$ 4,505,571	$ 3,657,283
Less: accumulated depreciation	(1,196,725)	(973,189)
Property and equipment, net	3,308,846	2,684,094
Buildings [Member]
Property and Equipment, Net
Cost	2,693,753	2,439,083
Furniture, fixtures and equipment [Member]
Property and Equipment, Net
Cost	449,732	430,941
Leasehold improvements [Member]
Property and Equipment, Net
Cost	265,808	232,526
Plant and gaming machinery [Member]
Property and Equipment, Net
Cost	162,763	153,660
Aircraft [Member]
Property and Equipment, Net
Cost	54,632	54,632
Motor vehicles [Member]
Property and Equipment, Net
Cost	10,055	7,629
Construction in progress [Member]
Property and Equipment, Net
Cost	$ 868,828	$ 338,812